UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SteelPath Fund Advisors, LLC
         ------------------------------------------------------
Address: 2100 McKinney Ave, Suite 1401
         ------------------------------------------------------
         Dallas, TX 75201
         ------------------------------------------------------

Form 13F File Number: 28-14074


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James McCain
         ------------------------------------------------------
Title:   CCO
         ------------------------------------------------------
Phone:   214-740-6054
         ------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ James McCain                     Dallas, TX                  11/02/2012
---------------------------    -----------------------        ------------------
[Signature]                         [City, State]                  [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-12829                   SteelPath Capital Management, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                             ----------

Form 13F Information Table Entry Total:      54
                                             ----------

Form 13F Information Table Value Total:      $2,999,107
                                             ----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.  Form 13F File Number   Name

1    28-12829               SteelPath Capital Management, LLC

[Repeat as necessary.]

SteelPath Advisors
FORM 13F
30-Sep-12


                                                                                                                   Voting Authority
                                                                                                                   ----------------
                                                                   Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                     Title of class     CUSIP       (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole  Shared None
------------------------------     --------------   ---------     --------  -------  ---  ----  -------  --------  ----  ------ ----
Access Midstream Partners LP        COM             00434L109       41149   1242051  SH         Sole        1      1242051
Alliance Holdings GP LP             COM             01861G100       13641    284480  SH         Sole        1       284480
Alliance Resource Partners LP       COM             01877R108       16665    277989  SH         Sole        1       277989
American Midstream Partners LP      COM             02752P100        7867    417111  SH         Sole        1       417111
AmeriGas Partners LP                COM             030975106        4893    112067  SH         Sole        1       112067
Atlas Pipeline Partners LP          COM             049392103         787     23091  SH         Sole        1        23091
Boardwalk Pipeline Partners LP      COM             096627104       57351   2055576  SH         Sole        1      2055576
Buckeye Partners LP                 COM             118230101      111421   2322732  SH         Sole        1      2322732
Compressco Partners LP              COM             20467A101       13492    801660  SH         Sole        1       801660
Copano Energy LLC                   COM             217202100        2362     71631  SH         Sole        1        71631
Crosstex Energy LP                  COM             22765U102       17940   1164904  SH         Sole        1      1164904
DCP Midstream Partners LP           COM             23311P100       34071    733661  SH         Sole        1       733661
El Paso Pipeline Partners LP        COM             283702108      128926   3463885  SH         Sole        1      3463885
Enbridge Energy Management LLC      COM             29250X103        1887     59600  SH         Sole        1        59600
Enbridge Energy Partners LP         COM             29250R106      149591   5081216  SH         Sole        1      5081216
Energy Transfer Equity LP           COM             29273V100      121697   2692413  SH         Sole        1      2692413
Energy Transfer Partners LP         COM             29273R109       70333   1652184  SH         Sole        1      1652184
Enterprise Products Partners L      COM             293792107      174628   3257988  SH         Sole        1      3257988
EQT Midstream Partners LP           COM             26885B100        6733    233800  SH         Sole        1       233800
EV Energy Partners LP               COM             26926V107        8986    144648  SH         Sole        1       144648
Exterran Partners LP                COM             30225N105       49469   2294502  SH         Sole        1      2294502
Ferrell Gas Partners LP             COM             315293100        3286    169363  SH         Sole        1       169363
Genesis Energy LP                   COM             371927104       99998   2973469  SH         Sole        1      2973469
Global Partners LP                  COM             37946R109       62362   2387511  SH         Sole        1      2387511
Golar LNG Partners LP               COM             Y2745C102       32484   1013848  SH         Sole        1      1013848
Hi-Crush Partners LP                COM             428337109       21579    980851  SH         Sole        1       980851
Holly Energy Partners LP            COM             435763107      157978   2377392  SH         Sole        1      2377392
Inergy LP                           COM             456615103         277     14536  SH         Sole        1        14536
Inergy Midstream LP                 COM             45671U106       37358   1600605  SH         Sole        1      1600605
Kinder Morgan Energy Partners       COM             494550106       12260    148611  SH         Sole        1       148611
Linn Energy LLC                     COM             536020100        5698    138155  SH         Sole        1       138155
Magellan Midstream Partners LP      COM             559080106      127881   1462166  SH         Sole        1      1462166
Markwest Energy Partners LP         COM             570759100       76630   1408131  SH         Sole        1      1408131
Martin Midstream Partners LP        COM             573331105       37159   1081136  SH         Sole        1      1081136
Nustar Energy LP                    COM             67058H102      146929   2887750  SH         Sole        1      2887750
Nustar GP Holdings LLC              COM             67059L102       30072    944465  SH         Sole        1       944465
Oiltanking Partners LP              COM             678049107       27846    728949  SH         Sole        1       728949
ONEOK Inc                           COM             682680103         261      5400  SH         Sole        1         5400
ONEOK Partners LP                   COM             68268N103      122370   2056632  SH         Sole        1      2056632
Plains All American Pipeline L      COM             726503105      180267   2043843  SH         Sole        1      2043843
Regency Energy Partners LP          COM             75885Y107      115538   4954461  SH         Sole        1      4954461
Spectra Energy Partners LP          COM             84756N109       69245   2175465  SH         Sole        1      2175465
Suburban Propane Partners LP        COM             864482104        5678    137284  SH         Sole        1       137284
Summit Midstream Partners LP        COM             866142102       25704   1217600  SH         Sole        1      1217600
Sunoco Logistics Partners LP        COM             86764L108      121569   2605973  SH         Sole        1      2605973
Targa Resources Partners LP         COM             87611X105       33426    779515  SH         Sole        1       779515
TC Pipelines LP                     COM             87233Q108      100975   2236427  SH         Sole        1      2236427
Teekay LNG Partners LP              COM             Y8564M105       72417   1924968  SH         Sole        1      1924968
Teekay Offshore Partners LP         COM             Y8565J101        4649    169000  SH         Sole        1       169000
Tesoro Logisitics LP                COM             88160T107       19462    448326  SH         Sole        1       448326
Transmontaigne Partners LP          COM             89376V100       49586   1304907  SH         Sole        1      1304907
Western Gas Partners LP             COM             958254104       72594   1440068  SH         Sole        1      1440068
Williams Cos Inc                    COM             969457100        7093    202821  SH         Sole        1       202821
Williams Partners LP                COM             96950F104       84590   1546993  SH         Sole        1      1546993
REPORT SUMMARY                                54                2,999,107